Schedule of employee benefits recognized in the income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of current service	R$ 1,253	R$ 968	R$ 1,093
Interest cost	231,009	236,551	283,487
Expected return on plan assets	(238,534)	(257,946)	(314,102)
Interest on the asset ceiling effect	11,985	21,737	21,502
Total costs / (income), net	R$ 5,713	R$ 1,310	R$ (8,020)